International Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

Common Stocks (97.0%)	Country	Shares/Par +	Value $ (000’s)
Communication Services (3.5%)
Deutsche Telekom AG	Germany	3,210,530	64,731
Total			64,731

Consumer Discretionary (19.6%)
adidas AG	Germany	91,480	28,826
Alibaba Group Holding, Ltd. *	Cayman Islands	1,163,680	21,645
Compass Group PLC *	United Kingdom	1,031,410	21,103
Continental AG *	Germany	212,230	23,267
Honda Motor Co., Ltd.	Japan	1,282,310	39,547
Informa PLC *	United Kingdom	2,734,400	20,036
Isuzu Motors, Ltd.	Japan	3,139,960	41,253
Just Eat Takeaway.com NV *	Netherlands	347,820	25,346
Midea Group Co., Ltd. - Class A	China	1,355,200	14,601
Restaurant Brands International, Inc.	Canada	442,040	27,082
Sony Corp.	Japan	460,440	51,275
Vitesco Technologies Group AG *	Germany	1,366	81
WH Smith PLC *	United Kingdom	842,420	19,307
Yum China Holdings, Inc.	United States	562,610	32,898
Total			366,267

Consumer Staples (3.2%)
Anheuser-Busch InBev SA/ NV	Belgium	402,190	22,715
Danone SA	France	409,380	27,942
Unilever PLC	United Kingdom	160,540	8,679
Total			59,336

Energy (8.9%)
BP PLC	United Kingdom	12,642,040	57,269
Equinor ASA	Norway	667,300	17,005
Royal Dutch Shell PLC - Class B	United Kingdom	2,089,790	46,298
TOTAL SA	France	933,150	44,716
Total			165,288

Financials (10.0%)
AIA Group, Ltd.	Hong Kong	4,032,340	46,429
Deutsche Borse Aktiengesellschaft	Germany	162,740	26,492
KB Financial Group, Inc., ADR	South Korea	403,410	18,722
Shinhan Financial Group Co., Ltd.	South Korea	537,740	18,061
Standard Chartered PLC	United Kingdom	4,111,122	24,094
Sumitomo Mitsui Financial Group, Inc.	Japan	1,524,870	53,348
Total			187,146

Common Stocks (97.0%)	Country	Shares/Par +	Value $ (000’s)
Health Care (10.5%)
AstraZeneca PLC	United Kingdom	302,460	36,412
Fresenius Medical Care AG & Co.	Germany	482,620	34,011
GlaxoSmithKline PLC	United Kingdom	1,736,450	32,776
Icon Public Limited Co. *	Ireland	89,280	23,393
Richter Gedeon Nyrt	Hungary	328,290	8,936
Roche Holding AG	Switzerland	93,280	34,038
Smith & Nephew PLC	United Kingdom	1,495,500	25,683
Total			195,249

Industrials (16.9%)
Adecco Group AG	Switzerland	373,820	18,721
BAE Systems PLC	United Kingdom	6,375,240	48,187
CK Hutchison Holdings, Ltd.	Cayman Islands	3,285,990	21,791
Eiffage SA	France	308,550	31,127
Hitachi, Ltd.	Japan	1,060,870	62,903
International Consolidated Airlines Group, SA *	Spain	14,096,105	33,771
Komatsu, Ltd.	Japan	1,259,280	30,280
Mitsubishi Electric Corp.	Japan	2,484,900	34,561
Taisei Corp.	Japan	1,032,700	33,251
Total			314,592

Information Technology (9.3%)
Infineon Technologies AG	Germany	427,200	17,562
Kyocera Corp.	Japan	703,600	43,985
NXP Semiconductors NV	Netherlands	97,680	19,133
Samsung Electronics Co., Ltd.	South Korea	826,650	51,450
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	2,028,625	41,832
Total			173,962

Materials (8.2%)
ArcelorMittal SA	Luxembourg	364,290	10,992
Barrick Gold Corp.	Canada	1,059,530	19,125
Covestro AG	Germany	287,710	19,760
CRH PLC	Ireland	423,700	19,764
DS Smith PLC	United Kingdom	5,148,360	28,425
Sumitomo Metal Mining Co., Ltd.	Japan	637,350	23,000
Wheaton Precious Metals Corp.	Canada	838,490	31,564
Total			152,630

Utilities (6.9%)
E.ON SE	Germany	4,788,900	58,590
Red Electrica Corp SA	Spain	1,406,010	28,104
Veolia Environnement SA	France	1,357,840	41,554

International Equity Portfolio

Common Stocks (97.0%)	Country	Shares/Par +	Value $ (000’s)
Utilities continued
Veolia Environnement SA Rights *,Æ	France	1,357,840	1,126
Total			129,374

Total Common Stocks (Cost: $1,573,869)			1,808,575

Short-Term Investments (2.7%)
Governments (0.1%)
Federal Home Loan Bank 0.000%, 10/1/21	United States	800,000	800
Total			800

Short-Term Investments (2.7%)	Country	Shares/Par +	Value $ (000’s)
Money Market Funds (2.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	United States	49,021,947	49,022
Total			49,022

Total Short-Term Investments (Cost: $49,822)			49,822

Total Investments (99.7%) (Cost: $1,623,691)@			1,858,397

Other Assets, Less Liabilities (0.3%)			5,424

Net Assets (100.0%)			1,863,821

Investments Percentage by Country is based on Net Assets:
Japan	22.0%
United Kingdom	19.8%
Germany	14.5%
France	7.9%
Other	35.5%

Total	99.7%

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	State Street Bank And Trust Company	EUR	5,871	6,801	10/8/21	$—	$(69)	$(69)

						$—	$(69)	$(69)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter	—	—	—	$(69)	—	—	$(69)
Derivatives

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
#	7-Day yield as of 9/30/2021.
@

At September 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,623,691 and the net unrealized appreciation of investments based on that cost was $234,636 which is comprised of $304,261 aggregate gross unrealized appreciation and $69,625 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

International Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2021.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands
Assets:
Common Stocks
Consumer Discretionary	$43,821	$322,446	$—
Financials	18,722	168,424	—
Health Care	23,393	171,856	—
Information Technology	19,133	154,829	—
Materials	50,689	101,941	—
Utilities	—	128,248	1,126
All Others	—	603,947	—
Short-Term Investments
Money Market Funds	49,022	—	—
All Others	—	800	—

Total Assets:	$204,780	$1,652,491	$1,126

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(69)	—

Total Liabilities:	$—	$(69)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2021.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand